UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10499

Name of Fund: BlackRock California Municipal 2018 Term Trust (BJZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock California Municipal 2018 Term Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 – 09/30/2008

Item 1 – Schedule of Investments

BlackRock California Municipal 2018 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value
California - 126.3%	ABAG Finance Authority for Nonprofit Corporations, California, Revenue
	Bonds (San Diego Hospital Association), Series C, 5.375%, 3/01/21	$2,100	$1,972,110
	California Health Facilities Financing Authority Revenue Bonds
	(Adventist Health System), Series A, 5%, 3/01/18	1,075	1,049,490
	California Health Facilities Financing Authority Revenue Bonds
	(Adventist Health System), Series A, 5%, 3/01/19	1,000	965,620
	California Health Facilities Financing Authority Revenue Bonds
	(Adventist Health System), Series A, 5%, 3/01/20	2,060	1,950,841
	California Health Facilities Financing Authority Revenue Bonds
	(Adventist Health System), Series A, 5%, 3/01/24	1,355	1,235,123
	California Infrastructure and Economic Development Bank Revenue Bonds
	(J. David Gladstone Institute Project), 5.50%, 10/01/20	1,985	1,991,491
	California Infrastructure and Economic Development Bank Revenue Bonds
	(Kaiser Hospital Assistance I-LLC), Series A, 5.55%, 8/01/31	6,500	6,046,820
	California Pollution Control Financing Authority, PCR, Refunding (San
	Diego Gas & Electric Company), Series A, 5.90%, 6/01/14	3,100	3,191,791
	California Pollution Control Financing Authority, Solid Waste Disposal
	Revenue Bonds (Republic Services Inc. Project), AMT,
	Series B, 5.25%, 6/01/23	2,500	2,229,125
	California Pollution Control Financing Authority, Solid Waste Disposal
	Revenue Bonds (Waste Management Inc. Project), AMT,
	Series A, 5.125%, 7/01/31	4,000	3,776,400
	California Pollution Control Financing Authority, Solid Waste Disposal
	Revenue Refunding Bonds (Republic Services Inc. Project),
	AMT, Series C, 5.25%, 6/01/23	2,500	2,229,125
	California State Department of Water Resources, Power Supply Revenue
	Bonds, Series A, 5.125%, 5/01/12 (a)	6,500	7,013,045
	California State Department of Water Resources, Power Supply Revenue
	Refunding Bonds, Series H, 5%, 5/01/22	3,500	3,432,240
	California State, GO, Refunding, 5%, 11/01/11 (a)	4,740	5,035,018
	California State, GO, Refunding, 5%, 11/01/20	260	257,964
	California State Public Works Board, Lease Revenue Bonds (Department of
	Forestry and Fire), Series E, 5%, 11/01/25	2,000	1,841,740
	California State Public Works Board, Lease Revenue Refunding Bonds
	(California Community Colleges), Series A, 5%, 12/01/17	2,020	2,027,110
	California State Public Works Board, Lease Revenue Refunding Bonds
	(Trustees California State University), Series A, 5%, 10/01/17	2,415	2,423,525
	California State Veterans, GO, Refunding, AMT,
	Series BZ, 5.35%, 12/01/21 (b)	6,500	6,075,290

Portfolio Abbreviations
To simplify the listings of the portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.
AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds
CABS	Capital Appreciation Bonds	PCR	Pollution Control Revenue Bonds
COP	Certificates of Participation

BlackRock California Municipal 2018 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value
	California Statewide Communities Development Authority, Revenue
	Refunding Bonds (Daughters of Charity National Health System),
	Series A, 5.25%, 7/01/24	$ 5,000	$ 4,411,450
	Clovis, California, Unified School District, Capital Appreciation, GO
	(Election of 2004), Series A, 5.12%, 8/01/21 (c)(d)(e)	7,500	3,846,600
	Fontana, California, Public Financing Authority, Tax Allocation Revenue
	Refunding Bonds (North Fontana Redevelopment Project),
	Series A, 5.25%, 9/01/18 (f)	3,395	3,473,934
	Foothill/Eastern Corridor Agency, California, Toll Road Revenue
	Refunding Bonds, CABS, 5.858%, 1/15/21 (c)	20,000	8,928,600
	Lathrop, California, Financing Authority Revenue Bonds (Water Supply
	Project), 5.80%, 6/01/21	995	918,435
	Lathrop, California, Financing Authority Revenue Bonds (Water Supply
	Project), 5.85%, 6/01/22	1,040	951,974
	Lathrop, California, Financing Authority Revenue Bonds (Water Supply
	Project), 5.90%, 6/01/23	1,000	912,840
	Long Beach, California, Harbor Revenue Bonds, AMT, Series A,
	5.25%, 5/15/18 (d)	5,000	4,761,100
	Los Angeles, California, Harbor Department Revenue Refunding Bonds,
	AMT, Series B, 5.50%, 8/01/21 (g)	10,025	9,356,132
	Poway, California, Unified School District, Special Tax Bonds (Community
	Facilities District Number 6), 5%, 9/01/25	750	647,978
	Riverside, California, Unified School District, GO (Election of 2001),
	Series A, 5.25%, 2/01/23 (d)	5,000	5,003,450
	San Bernardino County, California, Special Tax Bonds (Community
	Facilities District Number 2002-1), 5.35%, 9/01/17	105	100,501
	San Bernardino County, California, Special Tax Bonds (Community
	Facilities District Number 2002-1), 5.50%, 9/01/18	245	232,245
	San Bernardino County, California, Special Tax Bonds (Community
	Facilities District Number 2002-1), 5.60%, 9/01/19	500	478,640
	San Bernardino County, California, Special Tax Bonds (Community
	Facilities District Number 2002-1), 5.70%, 9/01/20	355	340,062
	San Diego County, California, COP, Refunding (MTS Tower),
	5.25%, 11/01/19 (g)	2,980	3,006,015
	Santa Clara Valley, California, Transportation Authority, Sales Tax
	Revenue Bonds, Series A, 5%, 6/01/11 (a)(b)	2,135	2,255,094
	Stockton-East Water District, California, COP, Refunding, Series B,
	5.93%, 4/01/19 (c)(d)	4,590	2,461,433
	Vista, California, COP, Refunding (Community Projects),
	5%, 5/01/19 (b)	1,000	1,009,690
	Vista, California, COP, Refunding (Community Projects),
	4.75%, 5/01/21 (b)	1,115	1,060,811
			108,900,852
Multi-State - 10.7%	Charter Mac Equity Issuer Trust, 6.625%, 6/30/49 (h)(i)	4,000	4,097,800
	MuniMae TE Bond Subsidiary LLC, 6.875%, 6/30/49 (h)(i)	5,000	5,093,800
			9,191,600

BlackRock California Municipal 2018 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Puerto Rico - 17.1%	Puerto Rico Commonwealth, Public Improvement, GO,
	Series B, 5.25%, 7/01/17	$ 1,035	$ 1,022,425
	Puerto Rico Public Buildings Authority, Government Facilities Revenue
	Refunding Bonds, Series C, 5.75%, 7/01/19 (e)(j)	5	5,532
	Puerto Rico Public Buildings Authority, Government Facilities Revenue
	Refunding Bonds, Series C, 5.75%, 7/01/19 (j)	4,405	4,436,187
	Puerto Rico Public Buildings Authority, Government Facilities Revenue
	Refunding Bonds, Series M, 6%, 7/01/20 (j)	1,000	1,010,390
	Puerto Rico Public Buildings Authority, Government Facilities Revenue
	Refunding Bonds, Series M, 6.25%, 7/01/21 (j)	1,000	1,015,700
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation
	Revenue Bonds, Series E, 5.70%, 2/01/10 (a)	7,000	7,272,790
			14,763,024
U.S. Virgin Islands - 3.1%	Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds
	(Matching Fund Loan Note), Series A, 5.25%, 10/01/17	360	353,052
	Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds
	(Matching Fund Loan Note), Series A, 5.25%, 10/01/19	455	433,788
	Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds
	(Matching Fund Loan Note), Series A, 5.25%, 10/01/21	460	426,415
	Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds
	(Matching Fund Loan Note), Series A, 5.25%, 10/01/22	315	288,918
	Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds
	(Matching Fund Loan Note), Series A, 5.25%, 10/01/23	960	870,010
	Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds
	(Matching Fund Loan Note), Series A, 5.25%, 10/01/24	300	269,928
			2,642,111
	Total Municipal Bonds - 157.2%		135,497,587
	Corporate Bonds
	San Manuel Entertainment Authority Series 04-C, 4.50%, 12/01/16 (i)	4,000	3,670,320
	Total Corporate Bonds - 4.3%		3,670,320
	Total Long-Term Investments (Cost - $145,399,098) - 161.5%		139,167,907
	Short-Term Securities	Shares
	CMA California Municipal Money Fund, 4.67% (k)(l)	1,128,229	1,128,229
	Total Short-Term Securities (Cost - $1,128,229) - 1.3%		1,128,229
	Total Investments (Cost - $146,527,327*) - 162.8%		140,296,136
	Other Assets Less Liabilities - 1.8%		1,527,746
	Preferred Shares, at Redemption Value - (64.6)%		(55,637,831)
	Net Assets Applicable to Common Shares - 100.0%		$86,186,051

BlackRock California Municipal 2018 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$146,527,062
	Gross unrealized appreciation	1,345,730
	Gross unrealized depreciation	(7,576,656)
	Net unrealized depreciation	$(6,230,926)

(a)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	MBIA Insured.
(c)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(d)	FGIC Insured.
(e)	Security is collateralized by Municipal or U.S. Treasury Obligations.
(f)	FSA Insured.
(g)	AMBAC Insured.
(h)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(j)	Commonwealth Guaranteed.
(k)	Represents the current yield as of report date.
(l)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(e) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA California Municipal Money Fund	(3,182,064)	$ 32,648

BlackRock California Municipal 2018 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
Level 1 - price quotations in active markets/exchanges for identical securities
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$1,128,229
Level 2	139,167,907
Level 3	-
Total	$140,296,136

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal 2018 Term Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock California Municipal 2018 Term Trust

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: November 24, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal 2018 Term Trust

Date: November 24, 2008